Jul. 29, 2016
BlackRock Allocation Target Shares
BATS: Series A Portfolio
(the “Fund”)

Supplement dated November 14, 2016
to the Fund’s Prospectus and Statement of Additional Information,
each dated July 29, 2016

Effective immediately, the following changes are made to the Fund’s Prospectus and Statement of Additional Information:

Footnote 4 to the Fund’s fee table relating to eligible investors in the section of the Fund’s Prospectus entitled “Fund Overview — Key Facts About BATS: Series A Portfolio — Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

[4]	You should also be aware that the Fund is an investment option for (i) certain “wrap-fee” programs or other retail and institutional separately managed account clients for which BlackRock Investment Management, LLC or certain of its affiliates (individually or collectively referred to as “BIM LLC”) receives compensation pursuant to an investment management agreement, (ii) collective trust funds managed by BlackRock Institutional Trust Company, N.A. (“BTC”) and (iii) mutual funds advised by BlackRock or its affiliates. Wrap-fee program participants pay a “wrap-fee” to the sponsor of the program which typically covers investment advice and transaction costs on trades executed with the sponsor or a designated broker-dealer. You should read carefully the wrap-fee or other program brochure provided to you by your program sponsor or investment adviser. The brochure is required to include information about the fees charged to you and, in case of a wrap-fee program, the fees paid by the sponsor to BIM LLC.